Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following
Pay-Versus-Performance
Table and related disclosure which contains information about the relationship between the compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2024 (the “Covered Fiscal Year”) and information about the results for certain measures of financial performance during the Covered Fiscal Year. In reviewing this information, there are a few important things we believe you should consider:

•	The information in columns (b) and (d) of the Pay-Versus-Performance Table comes directly from our 2024 Summary Compensation Table, without adjustment; and
•
As required by Item 402(v), we describe the information in columns (c) and (e) of the
Pay-Versus-Performance
Table as “compensation actually paid” (“CAP”) to our Named Executive Officers. However, these CAP amounts may not necessarily reflect the final compensation that our Named Executive Officers actually earned or received for their service in the Covered Fiscal Year.

For further information concerning our “pay for performance” philosophy and how we align executive compensation with our performance, please refer to the “
Compensation
Discussion and Analysis
.”
Pay-Versus-Performance
Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Total Stockholder Return ($) (5)	Peer Group Total Stockholder Return ($) (6)	Net Income (Loss) (in millions) ($) (7)	Company -Selected Measure – Stock Price (8)

2024	$41,938,300	$62,876,035	$10,120,446	$13,846,286	$408.43	$124.73	($1,315,005)	$14.05

(1)
The dollar amount reported in column (b) represents the amount of total compensation reported for Mr. Sullivan (our “PEO”) for the covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “
Executive Compensation — 2024 Summary Compensation Table
.”

(2)
The dollar amount reported in column (c) represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to our PEO’s total compensation for the covered fiscal year to determine his CAP:

Year	Reported Summary Compensation Table Total for PEO	Subtract Reported Value of Equity Awards (a)	Add Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2024	$41,938,300	$39,495,319	$60,433,054	$62,876,035

(a)	These deductions are the amounts listed in the “ Stock Awards” column in the 2024 Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The equity award adjustments for the covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end
fair value of any equity awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year; (ii) addition of the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year; (iii) addition, for equity awards that were granted and vest in the same covered fiscal year, of the fair value as of the vesting date; (iv) addition, for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtraction, for any equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, of the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise included in the total compensation for the covered fiscal year.

The valuation assumptions used to calculate the fair values of the time-based restricted stock unit (“RSU”) awards held by our PEO that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the performance-based restricted stock unit (“PSU”) award held by our PEO that was outstanding as of the covered fiscal year end was recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the PSU award to reflect the then-current value of each variable.
The amounts deducted or added in calculating the equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year	Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$57,075,680	-0-	$3,357,373	-0-	-0-	-0-	$60,433,054

(3)
The dollar amount reported in column (d) represents the average of the amounts of total compensation reported for our Named Executive Officers as a group (excluding Mr. Sullivan, who has served as our PEO since 2023) for the covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “
Executive Compensation — 2024 Summary Compensation Table
.” The identity of each Named Executive Officer (excluding our PEO) included for purposes of calculating the average of the amounts of total compensation for the covered fiscal year were Denise Sterling, our Executive Vice President, Chief Financial Officer and Todd M. DuChene, our Executive Vice President, Chief Legal and Administrative Officer, and Secretary.

(4)
The dollar amount reported in column (e) represents the average of the amount of CAP to our Named Executive Officers as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to the average of the total compensation of our Named Executive Officers as a group (excluding our PEO) for the covered fiscal year to determine their CAP, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Subtract Average Reported Value of Equity Awards (a)	Add Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2024	$10,120,446	($8,583,139)	$12,308,979	$13,846,286

(a)	These deductions are the amounts listed in the “ Stock Awards ” column in the 2024 Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair value of the awards held by our Named Executive Officers as a group (excluding our PEO) that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the awards held by our Named Executive Officers as a group (excluding our PEO) that was outstanding as of the covered fiscal year end was recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the PSU award to reflect the then-current value of each variable.

The amounts deducted or added in calculating the average equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Equity Award Adjustments

2024	$10,463,885	($1,134,023)	$2,350,179	$628,938	-0-	-0-	$12,308,979

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the NASDAQ Composite Index.

(7)	The dollar amounts reported represent the amount of net income (or loss) reflected in our audited financial statements for the covered fiscal year.
(8)
In 2024, the Compensation Committee of the Board of Directors determined that our common stock price was the key metric of our business performance following Emergence because an increased common stock price would result in the elimination of secured debt, triggering the conversion and exercisability of the existing warrants, and elimination of certain contingent value rights that were based on the trading price of the Company’s common stock. A substantial increase in the trading price of our common stock afforded an opportunity to improve the Company’s capital structure and aligned with long-term stockholder value creation. The value listed reflects the Company’s common stock price at market close on December 31, 2024.

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	The dollar amount reported in column (d) represents the average of the amounts of total compensation reported for our Named Executive Officers as a group (excluding Mr. Sullivan, who has served as our PEO since 2023) for the covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “
Executive Compensation — 2024 Summary Compensation Table
.” The identity of each Named Executive Officer (excluding our PEO) included for purposes of calculating the average of the amounts of total compensation for the covered fiscal year were Denise Sterling, our Executive Vice President, Chief Financial Officer and Todd M. DuChene, our Executive Vice President, Chief Legal and Administrative Officer, and Secretary.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the NASDAQ Composite Index.
PEO Total Compensation Amount	$ 41,938,300
PEO Actually Paid Compensation Amount	$ 62,876,035
Adjustment To PEO Compensation, Footnote
(2)
The dollar amount reported in column (c) represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to our PEO’s total compensation for the covered fiscal year to determine his CAP:

Year	Reported Summary Compensation Table Total for PEO	Subtract Reported Value of Equity Awards (a)	Add Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2024	$41,938,300	$39,495,319	$60,433,054	$62,876,035

(a)	These deductions are the amounts listed in the “ Stock Awards” column in the 2024 Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The equity award adjustments for the covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end
fair value of any equity awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year; (ii) addition of the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year; (iii) addition, for equity awards that were granted and vest in the same covered fiscal year, of the fair value as of the vesting date; (iv) addition, for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtraction, for any equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, of the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 10,120,446
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,846,286
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amount reported in column (e) represents the average of the amount of CAP to our Named Executive Officers as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to the average of the total compensation of our Named Executive Officers as a group (excluding our PEO) for the covered fiscal year to determine their CAP, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Subtract Average Reported Value of Equity Awards (a)	Add Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2024	$10,120,446	($8,583,139)	$12,308,979	$13,846,286

(a)	These deductions are the amounts listed in the “ Stock Awards ” column in the 2024 Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair value of the awards held by our Named Executive Officers as a group (excluding our PEO) that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the awards held by our Named Executive Officers as a group (excluding our PEO) that was outstanding as of the covered fiscal year end was recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the PSU award to reflect the then-current value of each variable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR and Company TSR and Peer Group TSR
The compensation actually paid to Mr. Sullivan, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $62,876,035 for 2024. The average compensation actually paid to our other Named Executive Officers as a group, as computed in accordance with the requirements of Item 402(v), was $13,846,286 for 2024.
Our TSR for 2024, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v), was $408.43, while the TSR of our selected peer group, the Nasdaq Composite Index, was $124.73. As depicted, our one-year
TSR outperformed the Nasdaq Composite Index by a factor of three during 2024. Please see Note 6 above for additional information related to the computation of our TSR and peer group TSR, respectively.
The CAP to Mr. Sullivan was higher than his total compensation as reported in the 2024 Summary Compensation Table, aligning with the significant increase in our TSR following the Emergence and the commencement of trading of our common stock on the Nasdaq Global Select Market. Average CAP to our other Named Executive Officers reflected similar alignment. This pattern reflects the directional alignment of the compensation of Mr. Sullivan and our other Named Executive Officers with stockholder returns for the period presented in the
Pay-Versus-Performance
Table. This alignment of CAP with our TSR over the period presented results from a significant portion of the compensation actually paid to Mr. Sullivan and our other Named Executive Officers being comprised of newly granted equity awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The compensation actually paid to Mr. Sullivan, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $62,876,035 for 2024. The average compensation actually paid to our other Named Executive Officers as a group, as computed in accordance with the requirements of Item 402(v), was $13,846,286 for 2024. In our initial year of operation as a reconstituted company, our net loss for the year was approximately $1.3 billion. This variation was largely due to the grant and vesting of equity awards that fell within the definition of CAP as presented in the
Pay-Versus-Performance
Table which reflected increases in our stock price rather than our profitability. We do not use net income as a financial performance measure in our overall executive compensation program, so there is, at best, only an indirect correlation between our profitability and the various financial performance measures which we have used to date when setting goals in our short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Stock Price
The compensation actually paid to Mr. Sullivan, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $62,876,035 for 2024. The average compensation actually paid to our other Named Executive Officers as a group, as computed in accordance with the requirements of Item 402(v), was $13,846,286 for 2024. The closing price of our common stock on December 31, 2024 was $14.05 per share. These amounts are generally directionally aligned with the increase in the market price of our common stock for the period presented in the
Pay-Versus-Performance
Table. While we have used, and intend to continue to use, various financial and non-financial
performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that, at the present time, stock price is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the
Pay-Versus-Performance
Table) used by us to link compensation actually paid to Mr. Sullivan and our other NEOs for the most recently completed fiscal year, to our financial performance. As described in the “
Compensation Discussion and Analysis — Primary Compensation Elements — Long-Term Incentive Compensation
” section of this Proxy Statement, in our current environment we are emphasizing our stock price performance as the most effective means for creating long-term stockholder value. To date, we have not based any compensation decisions for Mr. Sullivan and our other Named Executive Officers on, or linked there target total direct compensation opportunities to, peer group TSR or our GAAP net income results because those were not the financial performance measures used in our short-term or long-term incentive plans during 2024.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR and Company TSR and Peer Group TSR
The compensation actually paid to Mr. Sullivan, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $62,876,035 for 2024. The average compensation actually paid to our other Named Executive Officers as a group, as computed in accordance with the requirements of Item 402(v), was $13,846,286 for 2024.
Our TSR for 2024, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v), was $408.43, while the TSR of our selected peer group, the Nasdaq Composite Index, was $124.73. As depicted, our one-year
TSR outperformed the Nasdaq Composite Index by a factor of three during 2024. Please see Note 6 above for additional information related to the computation of our TSR and peer group TSR, respectively.
The CAP to Mr. Sullivan was higher than his total compensation as reported in the 2024 Summary Compensation Table, aligning with the significant increase in our TSR following the Emergence and the commencement of trading of our common stock on the Nasdaq Global Select Market. Average CAP to our other Named Executive Officers reflected similar alignment. This pattern reflects the directional alignment of the compensation of Mr. Sullivan and our other Named Executive Officers with stockholder returns for the period presented in the
Pay-Versus-Performance
Table. This alignment of CAP with our TSR over the period presented results from a significant portion of the compensation actually paid to Mr. Sullivan and our other Named Executive Officers being comprised of newly granted equity awards.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the “
Compensation Discussion and Analysis
,” our executive compensation program is designed to reflect our variable
“pay-for-performance”
philosophy. The performance measures that we use for both our short-term and long-term incentive award programs are selected based on an objective of incentivizing our PEO and our other Named Executive Officers to increase the value of our enterprise for our stockholders, and are among the most important financial performance measures used by us to link CAP to our PEO and our other Named Executive Officers to our performance for the most recently completed fiscal year. Overall, the most important financial performance measures for the most recently completed fiscal year were:

•	Stock price
•	Cash growth/debt reduction
•	Operating cash flow
•	Ideal hashrate utilization

Total Shareholder Return Amount	$ 408.43
Peer Group Total Shareholder Return Amount	124.73
Net Income (Loss)	$ (1,315,005,000,000)
Company Selected Measure Amount	14.05
PEO Name	Mr. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Stock price
Measure:: 2
Pay vs Performance Disclosure
Name	Cash growth/debt reduction
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Ideal hashrate utilization
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,495,319)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,433,054
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,075,680
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,357,373
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,583,139)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,308,979
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,463,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,134,023)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,350,179
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,938
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0